Other Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Intangible Assets, Net (Textual)
Amortization expenses	$ 456	$ 463	$ 473